Semi-Annual Condensed Consolidated Statement Of Profit And Loss - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022 [1]
Profit or loss [abstract]
Revenues		€ 903,059	€ 728,993
Cost of sales		(323,228)	(280,182)
Gross profit		579,831	448,811
Selling, general and administrative expenses		(415,792)	(332,854)
Marketing expenses		(47,530)	(34,590)
Operating profit		116,509	81,367
Financial income		15,601	15,901
Financial expenses		(44,592)	(41,965)
Foreign exchange losses		(7,003)	(9,893)
Result from investments accounted for using the equity method		(2,237)	2,661
Profit before taxes		78,278	48,071
Income taxes		(26,162)	(27,050)
Profit	[2]	52,116	21,021
Attributable to:
Shareholders of the Parent Company		45,967	14,038
Non-controlling interests		€ 6,149	€ 6,983
Basic earnings per share (in EUR per share)		€ 190	€ 60.00
Diluted earnings per share (in EUR per share)		€ 190	€ 60.00

[1]	Starting with the six months ended June 30, 2023, the Group presents the semi-annual condensed consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and is consistent with international practice. In order to conform to this new presentation, the information for the six months ended June 30, 2022 has been reclassified compared to what was previously presented by the Group.
[2]	Starting with the six months ended June 30, 2023, in the semi-annual condensed consolidated statement of changes in equity the Group separately presents certain components of equity, including share premium, the reserve for treasury shares and other legal reserves, which were previously presented within other reserves. Management believes this presentation, together with the accompanying notes, facilitate a better understanding of the underlying components of the Group’s equity. As a result of this new presentation, certain amounts presented for periods prior to the six months ended June 30, 2023 have been reclassified compared to amounts previously presented by the Group.